Note 13 - Segment Information (Details Textual)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Number of Reportable Segments	3
Fruit and Vegetable Segment [Member]
Assets Percentage	95.00%	99.00%	99.00%
Income (Loss) Fom Continuing Operations Before Income Taxes Percentage	112.00%	97.00%	100.00%
Sales Revenue, Net [Member] | Geographic Concentration Risk [Member] | Non-US [Member]
Concentration Risk, Percentage	6.90%	7.60%	8.50%
Sales Revenue, Net [Member] | Product Concentration Risk [Member] | Green Giant Vegetables [Member]
Concentration Risk, Percentage	9.00%	11.00%	12.00%